INCOME TAXES(Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets at December 31, 2013 and 2012 are shown below.

	For Years Ended December 31,
	2013	2012
Non-current deferred tax assets
Research tax credit	$2,873,000	$2,005,000
Net operating loss carry forwards	22,489,800	15,700,000
Stock based compensation	437,000	446,000
Total deferred tax assets	25,799,800	18,151,000
Non-current deferred tax liability
Bonus Section 401 Adjustment	(91,000)	-
Depreciation and amortization	(5,000)	(10,000)
Total net deferred tax assets	25,703,800	18,141,000
Valuation allowance	(25,703,800)	(18,141,000)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012

Federal tax	34.0%	34.0%
State tax	5.9%	5.9%
R&D Credit	2.7%	2.7%
Incentive stock options	3.6%	4.7%
Valuation allowance	(46.2)%	(47.3)%
Net	-	-